Accrued Expenses and Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
Employee-related Liabilities, Current	$ 51	$ 49
Other Accrued Liabilities, Current	106	117
Accrued Liabilities, Current	$ 157	$ 166